Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Trading	$ 6,313	$ 321,299
Available-for-sale	3,332,738	2,201,349
Other assets - Derivatives	30,096	13,694
Financial liabilities
Other liabilities - Derivatives	11,321	8,929
Fair Value, Measurements, Recurring
Financial assets
Trading	6,313	321,299
Available-for-sale	3,332,738	2,201,349
Other assets - Derivatives	30,096	13,694
Financial liabilities
Other liabilities - Derivatives	11,321	8,929
Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	6,091	5,903
Available-for-sale	0	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	222	315,396
Available-for-sale	3,320,245	2,189,188
Other assets - Derivatives	30,096	13,694
Financial liabilities
Other liabilities - Derivatives	11,321	8,929
Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
Available-for-sale	12,493	12,161
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
US government and federal agencies
Financial assets
Trading	0	279,343
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Trading	0	279,343
Available-for-sale	2,430,402	1,404,499
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	0	0
Available-for-sale	0	0
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	0	279,343
Available-for-sale	2,430,402	1,404,499
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
Available-for-sale	0	0
Non-US governments debt securities
Financial assets
Trading	0	7,489
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Trading	0	7,489
Available-for-sale	27,020	29,575
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	0	0
Available-for-sale	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	0	7,489
Available-for-sale	27,020	29,575
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
Available-for-sale	0	0
Asset-backed securities - Student loans
Financial assets
Trading	0	28,285
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Trading	0	28,285
Available-for-sale	12,493	12,161
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	0	0
Available-for-sale	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	0	28,285
Available-for-sale	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
Available-for-sale	12,493	12,161
Mutual funds
Financial assets
Trading	6,313	6,182
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Trading	6,313	6,182
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Trading	6,091	5,903
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Trading	222	279
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Trading	0	0
Corporate debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale	514,475	506,144
Corporate debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale	0	0
Corporate debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale	514,475	506,144
Corporate debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale	0	0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale	150,546	148,726
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale	0	0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale	150,546	148,726
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale	197,802	100,244
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale	197,802	100,244
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale	$ 0	$ 0